Junior Subordinated Debentures - Additional Information (Details)		9 Months Ended	12 Months Ended
	Sep. 17, 2015 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Principal amount		$ 36,500,000	$ 36,500,000	$ 35,000,000
Accrued interest payable		1,184,000	2,427,000	1,072,000
Metropolitan Statutory Trust 1
Debt Instrument [Line Items]
Principal amount		$ 35,000,000	$ 35,000,000	$ 35,000,000
Contractual rate			3.78%
Metropolitan Statutory Trust 1 | Junior Subordinated Debentures
Debt Instrument [Line Items]
Contractual rate		4.11%	3.78%	3.32%
Number of quarters of deferred interest payment | item			20
Repayment of subordinate debt	$ 6,400,000
Accrued deferred interest payments	$ 6,200,000
Accrued interest payable		$ 54,000	$ 50,000	$ 49,000
Metropolitan Statutory Trust 1 | Junior Subordinated Debentures | Three-month LIBOR
Debt Instrument [Line Items]
Interest rate spread		2.79%	2.79%
RidgeStone Capital Trust I
Debt Instrument [Line Items]
Principal amount		$ 1,500,000	$ 1,500,000
Contractual rate			5.09%
RidgeStone Capital Trust I | Junior Subordinated Debentures
Debt Instrument [Line Items]
Contractual rate		5.09%	5.09%
Accrued interest payable		$ 0	$ 0
RidgeStone Capital Trust I | Junior Subordinated Debentures | Five-year LIBOR
Debt Instrument [Line Items]
Interest rate spread		3.50%	3.50%	5.09%